Appendix I. Associate companies (equity-accounted companies) (million euro) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Disclosure of significant investments in associates by segment and country [Table Text Block]

Entity	Type	Parent	% Owner.	V. Eq. Method	Assets.	Liab.	Reven.	Results
CONSTRUCTION
CANADA
Ontario Transit Group Inc.		Ontario Transit FCCI (HoldCo) Inc.	50.0%	0	1,141	1,173	585	0
SPAIN
Via Olmedo Pedralba, S.A.		Ferrovial Construcción, S.A.	25.2%	1	6	3	7	0
Boremer, S.A.		Cadagua, S.A.	49.8%	1	2	1	0	0
UNITED STATES
ConnectedWorks, LLC		Ferrovial Contruction US Holding Corp.	40.0%	2	5	0	0	0
POLAND
Promos Sp. z o.o.		Budimex, S.A.	12.8%	1	4	1	4	0
AUSTRALIA
TSRC O&M PTY LTD		Ferrovial Construction Australia PTY LTD	50.0%	2	6	3	7	1
HIGHWAYS
AUSTRALIA
Nexus Infrastructure Holdings Unit Trust	P	Cintra Toowoomba Ltd	40.0%	3	0	0	0	0
Nexus Infrastructure Unit Trust	P	Nexus Infrastructure Holdings Unit Trust	40.0%	9	34	12	32	5
Nexus Infrastructure Holdings PTY Ltd	P	Cintra Toowoomba Ltd	40.0%	0	0	0	0	0
Nexus Infrastructure PTY Ltd	P	Nexus Infrastructure Holdings PTY Ltd	40.0%	0	0	0	0	0
Netflow Osars (Western) GP	P	Cintra Osars (Western) Unit Trust	50.0%	34	136	68	23	3
SPAIN
Bip & Drive, S.A.	P	Cintra Infraestructuras España, S.L.	25.0%	6	37	11	22	1
Empresa Mant. y Explotación M30, S.A.		Ferrovial Construcción, S.A.	50.0%	1	33	73	34	38
CANADA
407 International Inc.	P	Cintra 4352238 Investment Inc.	48.3%	1,725	3,616	7,896	1,272	513
COLOMBIA
Concesionaria Ruta del Cacao S.A.S.	P	Cintra Infraestructuras Colombia S.A.S.	30.0%	34	797	681	144	20
INDIA
IRB Infrastructure Developers Limited	P	Cintra INR Investments B.V.	19.9%	291	4,632	3,220	731	109
IRB Infrastructure Trust	P	IRB Infrastructure Developers Limited	10.1%	591	4,261	2,627	641	206
		Cintra INVIT Investments B.V.	24.0%
MMK Toll Road Private Limited	P	IRB Infrastructure Developers Limited	10.1%	1	0	0	0	0
		Cintra IM Investments B.V.	24.0%
UNITED KINGDOM
Zero Bypass Holdings Ltd	P	Cintra Slovakia Ltd	35.0%	0	0	0	0	0
Zero Bypass Ltd	P	Zero Bypass Holdings Ltd	35.0%	21	942	882	39	4
RiverLinx Holdings Ltd		Cintra Silvertown Ltd	22.5%	0	0	0	0	0
RiverLinx Ltd	P	RiverLinx Holdings Ltd	22.5%	60	1,755	1,485	81	10
PERU
Sociedad Concesionaria Anillo Vial, S.A.	P	Cintra Infraestructuras Perú, S.A.C	35.0%	29	87	5	61	(1)
AIRPORTS
QATAR
FMM Company, LLC		Ferrovial Airports FMM B.V.	49.0%	15	78	42	121	17
UNITED STATES
JFK NTO SPONSOR AGGREGATOR, LLC	P	MARS NTO, LLC	49.0%	1,128	11,050	8,887	92	8
Total equity-accounted continuing operations				3,955